Loan commitments and financial guarantees contracts - Schedule of Bank's Outstanding Loan Commitments and Financial Guarantee Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 1,063,706	$ 779,374
Documentary letters of credit
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	345,608	304,789
Stand-by letters of credit and guarantees - commercial risk
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	490,626	351,625
Credit commitments
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 227,472	$ 122,960